Note 3 - Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
NOTE C - Fair Values of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  We also consider the impact on fair value of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity.

The Company holds fixed maturities and equity securities that are measured and reported at fair market value on the balance sheet.  The Company determines the fair market values of its financial instruments based on the fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value, as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities include fixed maturities and equity securities that are traded in an active exchange market, as well as certain U.S. Treasury securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. The Company’s Level 2 assets and liabilities include fixed maturities with quoted prices that are traded less frequently than exchange-traded instruments or assets and liabilities whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes U.S. Government and agency mortgage-backed fixed maturities and corporate fixed maturities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company’s Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private equity investments and corporate and asset-backed securities where independent pricing inputs were not able to be obtained for a significant portion of the securities.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level fair value hierarchy.  If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.  A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the valuation inputs, or their ability to be observed, may result in a reclassification for certain financial assets or liabilities. Reclassifications impacting Level 3 of the fair value hierarchy are reported as transfers in/out of the Level 3 category as of the beginning of the period in which the reclassifications occur.

The following table presents the Company’s fair value hierarchy for those financial instruments measured at fair value on a recurring basis as of December 31, 2011 and 2010.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Fixed maturities:
U.S. government obligations	$-	$56,343,008	$-	$56,343,008
States and political subdivisions	-	53,171,999	-	53,171,999
Corporate	-	221,435,053	2,133,079	223,568,132
Foreign	-	29,016,260	-	29,016,260
Asset-backed securities	-	5,479,195	-	5,479,195
Mortgage-backed securities:
Commercial MBS	-	8,307,466	-	8,307,466
Residential MBS	-	45,754,608	-	45,754,608
Total fixed maturities	$-	$419,507,589	$2,133,079	$421,640,668

Equity securities:
U.S. agencies	$552,800	$-	$-	$552,800
Mutual funds	370,536	-	-	370,536
Corporate common stock	100,804	-	352,000	452,804
Total equity securities	$1,024,140	$-	$352,000	$1,376,140

Investment in derivative	$-	$-	$752,700	$752,700

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Fixed maturities:
U.S. government obligations	$-	$38,280,498	$-	$38,280,498
States and political subdivisions	-	47,042,718	-	47,042,718
Corporate	-	150,673,819	-	150,673,819
Foreign	-	22,528,900	-	22,528,900
Asset-backed securities	-	5,808,341	387,863	6,196,204
Mortgage-backed securities:
Commercial MBS	-	8,424,879	-	8,424,879
Residential MBS	-	40,309,244	-	40,309,244
Total fixed maturities	$-	$313,068,399	$387,863	$313,456,262

Equity securities:
U.S. agencies	$552,800	$-	$-	$552,800
Mutual funds	2,571,225	-	-	2,571,225
Nonredeemable corporate preferred	-	947,190	-	947,190
Corporate common stock	109,556	-	344,000	453,556
Total equity securities	$3,233,581	$947,190	$344,000	$4,524,771

At December 31, 2011, Level 3 financial instruments consisted of three corporate fixed maturities and one common stock, where trading has been limited.  At December 31, 2010, Level 3 financial instruments consisted of one asset-backed security and one common stock, where trading has been limited.  The fair values for these securities were primarily determined through the use of non-binding broker quotes and internal models using unobservable assumptions about market participants. At December 31, 2011, the Company also held an investment in a derivative relative to the bifurcated equity-indexed portion of a market-indexed note. The value of the derivative portion of this investment was derived from an option pricing model derived utilizing the Dow Jones Industrial Average as of year end compared to the strike price in the note, along with various other market assumptions including those regarding volatility and dividend yields.

The following table provides a summary of changes in fair value of our Level 3 financial instruments for the years ended December 31, 2011 and 2010.

	Year Ended December 31, 2011
	U.S.		Asset-	Corporate	Investment
	Government		Backed	Common	in
	Obligations	Corporate	Securities	Stock	Derivative	Total
Beginning balance	$-	$-	$387,863	$344,000	$-	$731,863
Transfers into Level 3	-	1,701,785	-	-	-	1,701,785
Transfers out of Level 3	-	-	(387,863)	-	-	(387,863)
Purchases	-	400,000	-	-	645,000	1,045,000
Sales	-	(74,051)	-	-	-	(74,051)
Total gains or losses:						-
Included in earnings	-	-	-	-	107,700	107,700
Included in other comprehensive income	-	105,345	-	8,000	-	113,345
Ending balance	$-	$2,133,079	$-	$352,000	$752,700	$3,237,779

	Year Ended December 31, 2010
	U.S.		Asset-	Corporate	Investment
	Government		Backed	Common	in
	Obligations	Corporate	Securities	Stock	Derivative	Total
Beginning balance	$775,000	$4,573,606	$436,855	$342,400	$-	$6,127,861
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	(775,000)	(4,558,956)	-	-	-	(5,333,956)
Net purchases (sales)	-	(20,400)	(154,059)	-	-	(174,459)
Total gains or losses:						-
Included in earnings	-	9,056	-	-	-	9,056
Included in other comprehensive income	-	(3,306)	105,067	1,600	-	103,361
Ending balance	$-	$-	$387,863	$344,000	$-	$731,863

Transfers out of Level 3 into other levels were due to recently occurring trades of similar assets, which allowed for observable inputs to be considered in pricing such securities.  The unrealized gains (losses) on Level 3 investments, other than the investment in derivative, are recorded as a component of accumulated other comprehensive income (loss), net of tax, in accordance with required accounting for our available-for-sale portfolio. The unrealized gains (losses) on the investment in derivative are reported in earnings as a component of investment income.

The Company experienced no significant transfers between Level 1 and Level 2 financial instruments during the year ended December 31, 2011.

The following disclosure contains the estimated fair values of financial instruments, as of December 31, 2011 and 2010.  The estimated fair value amounts have been determined using available market information and appropriate valuation methodologies.  However, considerable judgment was required to interpret market data to develop these estimates.  Accordingly, the estimates are not necessarily indicative of the amounts which could be realized in a current market exchange.  The use of different market assumptions or estimation methodologies may have a material effect on the fair value amounts.

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets:
Fixed maturities	$421,640,668	$421,640,668	$313,456,262	$313,456,262
Equity securities	1,376,140	1,376,140	4,524,771	4,524,771
Mortgage loans on real estate:
Commercial	19,311,670	20,050,148	19,792,428	20,524,312
Residential	20,800	23,593	25,050	26,498
Policy loans	7,050,892	7,050,892	6,949,374	6,949,374
State-guaranteed receivables	6,468,912	7,924,353	-	-
Investment in derivative	752,700	752,700	-	-
Other invested assets	1,736,766	1,736,766	1,454,232	1,454,232
Short-term investments	-	-	491,041	491,041
Cash and cash equivalents	6,534,616	6,534,616	2,647,798	2,647,798
Accrued investment income	4,978,676	4,978,676	3,926,591	3,926,591
Cash value of company-owned life insurance	9,899,557	9,899,557	9,021,432	9,021,432

Liabilities:
Policyholder deposits (Investment-type contracts)	$54,545,769	$57,795,323	$54,276,322	$52,169,944
Policy claims	2,098,959	2,098,959	1,887,136	1,887,136
Obligations under capital leases	496,958	496,958	57,808	57,808
Notes payable	1,781,337	1,782,661	2,533,955	2,489,222

The following methods and assumptions were used in estimating the “fair value” disclosures for financial instruments in the accompanying Consolidated Financial Statements and Notes thereto:

Fixed maturities and equity securities: The fair values for fixed maturities and equity securities (including redeemable preferred stocks) are based on the principles previously discussed.

Mortgage loans on real estate: The fair values for mortgage loans are estimated using discounted cash flow analyses, using the actual spot rate yield curve in effect at December 31.

State-guaranteed receivables: The fair values for state-guaranteed receivables are estimated using discounted cash flow analyses, using the average Citigroup Pension Liability Index in effect at the end of each period.

Investment in derivative:  The fair value of the investment in derivative was derived from an option pricing model utilizing the principles previously discussed.

Cash and cash equivalents, short-term investments, policy loans, accrued investment income and other invested assets:  The carrying amounts reported for these financial instruments approximate their fair values.

Cash value of company-owned life insurance:  The carrying values and fair values for these policies are based on the current cash surrender values of the policies.

Investment-type contracts:  The fair value for liabilities under investment-type insurance contracts (accumulation annuities) is calculated using a discounted cash flow approach.  Cash flows are projected using actuarial assumptions and discounted to the valuation date using risk-free rates adjusted for credit risk and the nonperformance risk of the liabilities.

The fair values for insurance contracts other than investment-type contracts are not required to be disclosed.

Policy claims and obligations under capital leases:  The carrying amounts reported for these liabilities approximate their fair value.

Notes payable:  The fair values for notes payable on commercial loans with fixed interest rates are estimated using discounted cash flow analyses, assuming current interest rate assumptions for similar borrowings based on information gathered from market loan brokers.  The fair value for notes payable with floating interest rates and promissory notes approximate the unpaid principal balances on such notes.